Unique LoanID	TPMT_2019_1_GROUP	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
110001	1	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Owner Occ	89.99	89.99	54.55
110004	1	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	41.42
110005	1	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing hud, previous note and/or payoff statement for subject property.	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing Dual Capacity Disclosure
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   State - Missing Choice of Settlement Agent Disclosure
[2]   State - Missing Appraisal Notice
[2]   State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority
[2]   Initial GFE Missing
[2]   Initial TIL Missing
									YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	45.43	45.43	N/A
110006	1	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing	Finance charges under disclosed by $198.95 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 205 for $200 which is un-itemized therefore excluded.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	29.733